UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       March 31, 2005

Check here if Amendment (    ) ;  Amendment Number:
This Amendment (Check only one.)  :  (   )        is a restatement.
                                     (   )        adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Atlas Advisers, Inc.
Address:          794 Davis Street
                  San Leandro, CA 94577-6900

Form 13F File Number:       28-11000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             W. Lawrence Key
Title:            President,  Atlas Advisers, Inc.
Phone:            510-297-7432

ignature, Place, and Date of Signing:

 /s/ W. Lawrence Key       San Leandro, CA         04/21/05
(Signature)                   (City, State)         (Date)

Report Type      (Check only one.):

(       )        13F HOLDINGS REPORT. (Check here if all holdings of this
                 reporting manager are reported in this report.)

(   X   )        13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(       )        13F COMBINATION REPORT.  (Check here if a portion of the
                 holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Included Managers:

 No.        Form 13F File Number        Name of Sub-adviser

 1.            028-10068                Hotchkis & Wiley Capital Management, LLC
 2.            028-03477                Madison Investment Advisors, Inc.
 3.            028-203                  OppenheimerFunds, Inc.
 4.            028-02924                Turner Investment Partners, Inc.
 5.            028-04884                Renaissance Investment Management
 6.            028-06325                New York Life Investment Management LLC